SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Dole evaluated subsequent events through May 18, 2023, the date that Dole’s unaudited condensed consolidated financial statements were issued.
In April of 2023, Dole sold two vessels for gross proceeds of $6.7 million at a gain of $5.6 million.
On April 21, 2023, a cash dividend of $0.08 per share was paid to shareholders of record on March 31, 2023. On May 17, 2023, the Board of Directors of Dole plc declared a cash dividend for the first quarter of 2023 of $0.08 per share, payable on July 6, 2023, to shareholders of record on June 16, 2023.